Accounts Receivable, Net - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS AND NOTES RECEIVABLE NET [Abstract]
Accounts receivable	$ 35,125	$ 27,016
Less: Provision for losses on accounts receivables	(2,212)	(919)	$ (971)	$ (2,652)
Accounts receivable, net	$ 32,913	$ 26,097